PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
9.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consist of the following:

	As at December 31,
	2014	2015	2015
	RMB	RMB	US$
Buildings	285	230,482	35,580
Medical equipment	1,074,433	1,095,973	169,189
Electronic and office equipment	12,432	10,679	1,649
Motor vehicles	1,768	2,171	335
Leasehold improvement and building improvements	5,087	3,741	577
Construction in progress	26,532	93,034	14,362
Total	1,120,537	1,436,080	221,692
Less: accumulated depreciation	(370,854)	(494,140)	(76,282)
	749,683	941,940	145,410
Impairment charges	-	(23,125)	(3,570)
	749,683	918,815	141,840

Depreciation expenses were RMB149,975, RMB175,008 and RMB138,075 (US$21,315) for the years ended December 31, 2013, 2014 and 2015, respectively. Impairment loss of nil, nil and RMB23,125 (US$3,570) were recognized for the years ended December 31, 2013, 2014 and 2015, respectively.

As at December 31, 2014 and 2015, certain of the Group's property, plant and equipment with a total net book value of RMB164,938 and RMB138,321 (US$21,353) were pledged as collaterals for bank borrowings of RMB163,185 and RMB118,355 (US$ 18,271), respectively (note 17).

As at December 31, 2014 and 2015, the Group held equipment under operating lease contracts with customers with an original cost of RMB1,067,057 and RMB1,029,794 (US$158,973) and accumulated depreciation of RMB347,524 and RMB432,874 (US$ 66,824), respectively.